Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 8.  Property, Plant and Equipment

The components of the Company’s property, plant and equipment at December 31, 2016 and 2015 were as follows:

	2016	2015
Land	$42	$49
Buildings	762	774
Machinery and equipment	4,173	4,283
	4,977	5,106
Accumulated depreciation	(4,369)	(4,388)
Total	$608	$718

During the years ended December 31, 2016, 2015 and 2014, depreciation expense was $149 million, $160 million and $167 million, respectively.